Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Oct. 31, 2014 Business	Dec. 31, 2014 Segment Business	Dec. 31, 2013	Dec. 31, 2012
Significant Accounting Policies [Line Items]
Number of segments		2
Number of business acquisitions	3	3
Purchase agreements including debt assumed	$ 221,000,000	$ 190,497,000
Non-cash construction advances - non-cash investing item		8,100,000	9,300,000
Non-cash investing outflow activity		10,800,000
Goodwill		143,160,000	17,810,000
Goodwill impairment charges		0
Recognized pretax losses, after tax earnings per share impacts				$ 0.20
Secured Revolving Credit and Term Loan Facility [Member]
Significant Accounting Policies [Line Items]
Secured revolving credit and term loan facility	300,000,000
Construction Services [Member]
Significant Accounting Policies [Line Items]
Goodwill		133,000,000
Recognized pretax profit/losses				15,000,000
Gas Operations [Member]
Significant Accounting Policies [Line Items]
Goodwill		10,000,000	10,000,000
Recent Acquisitions [Member] | Construction Services [Member]
Significant Accounting Policies [Line Items]
Goodwill recognized by acquisition		125,000,000
Reduction of goodwill due to foreign currency exchange translation adjustments		5,000,000
NPL Construction Co. [Member] | Construction Services [Member]
Significant Accounting Policies [Line Items]
Goodwill		8,000,000	8,000,000
Non-controlling Interest [Member]
Significant Accounting Policies [Line Items]
Non-cash investing outflow activity		18,900,000
Pooled funds and mutual funds [Member] | Level 2 - Significant other observable inputs [Member]
Significant Accounting Policies [Line Items]
Money market fund investments		250,000
Capital Lease Obligation [Member]
Significant Accounting Policies [Line Items]
Non-cash financing inflow activity		204,000
Capital Lease Asset [Member]
Significant Accounting Policies [Line Items]
Non-cash investing outflow activity		204,000
Intellichoice Energy, LLC [Member]
Significant Accounting Policies [Line Items]
Subsidiaries holding interest percentage		65.00%
W.S. Nicholls Western Construction LTD. [Member]
Significant Accounting Policies [Line Items]
Subsidiaries holding interest percentage		50.00%
Investment amount		14,700,000
Exposure to loss as a result of its investment		20,800,000
Matheson-Nicholls Joint Venture [Member]
Significant Accounting Policies [Line Items]
Subsidiaries holding interest percentage		50.00%
CCI-TBN Toronto, Inc [Member]
Significant Accounting Policies [Line Items]
Subsidiaries holding interest percentage		25.00%
Gas Pipe Inventory and Operating Supplies [Member]
Significant Accounting Policies [Line Items]
Gas pipe inventory and operating supplies		$ 23,000,000	$ 21,000,000